Fair Value of Financial Instruments - Summary of Fair Value of Financial Liabilities (Details) - Fair Value Measurements, Recurring Basis - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financial liabilities:
Foreign currency forward contracts		$ 10,702
Long-term debt, including current portion	$ 165,393	148,106
Total financial liabilities	165,393	158,808
Level 2
Financial liabilities:
Foreign currency forward contracts		10,702
Long-term debt, including current portion	165,393	148,106
Total financial liabilities	$ 165,393	$ 158,808